Other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income
Schedule of other operating income

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Grants	$2,538	$2,186	$4,398
Research and development incentives	27,815	19,502	13,970
Payroll tax rebates	11,925	8,576	12,621
Change in fair value on non-current financial assets	—	4,256	11,152
Total other operating income	$42,278	$34,520	$42,141